Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	2015
	Cost $	Accumulated amortization $	Net book value $
Software development costs	4,238	1,143	3,095
Purchased software	3,668	1,242	2,426
Domain names	540	235	305
	8,446	2,620	5,826

	2014
	Cost $	Accumulated amortization $	Net book value $
Software development costs	1,925	445	1,480
Purchased software	1,806	588	1,218
Domain names	90	80	10
	3,821	1,113	2,708

Classification of Amortization Expense Related to Intangible Assets
The following table illustrates the classification of amortization expense related to Intangible assets in the Consolidated Statements of Operations and Comprehensive Loss.

	2015 $	2014 $	2013 $
Cost of revenues	750	608	240
Sales and marketing	186	33	32
Research and development	465	20	5
General and administrative	110	13	1
	1,511	674	278

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets, as at December 31, 2015 is as follows.

Fiscal Year	Amount $
2016	2,288
2017	2,215
2018	1,192
2019	131
Total	5,826